Asset Retirement Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Asset retirement obligation	$ 23.7	$ 23.1	$ 23.5